Investments in unconsolidated affiliated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Results of Operations of unconsolidated affiliated companies:
Sales	$ 966	$ 812	$ 569
Cost of sales	797	627	434
Gross profit	169	185	135
Profit (loss)	(46)	(36)	(39)
Assets:
Current assets	345	414	223
Property, plant and equipment - net	200	196	219
Other assets	9	39	5
Assets	554	649	447
Liabilities:
Current liabilities	220	274	250
Long-term debt due after one year	72	72	41
Other liabilities	17	40	17
Liabilities	309	386	308
Equity	245	263	139
Caterpillar's investments in unconsolidated affiliated companies:
Investments in equity method companies	111	135	70
Plus: Investments in cost method companies	22	29	35
Total investments in unconsolidated affiliated companies	$ 133	$ 164	$ 105